Summary of changes in other derivative liability (Details)	6 Months Ended
Jun. 30, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Beginning balance, Residual loan	£ 6,806,210
Ending balance, Residual loan	1,047,109
Embedded derivative [member]
IfrsStatementLineItems [Line Items]
Beginning balance, Residual loan
Change in fair value of embedded derivative liabilities	3,832,379
Reallocation of derivative liabilities to equity	(3,832,379)
Ending balance, Residual loan